American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio —
Conservative
Investment portfolio
July 31, 2024
unaudited
Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,505,193	$85,465
Equity-income funds 33%
Capital Income Builder, Class R-6	3,084,001	219,118
The Income Fund of America, Class R-6	7,262,753	182,368
		401,486
Balanced funds 12%
American Balanced Fund, Class R-6	2,764,748	97,374
American Funds Global Balanced Fund, Class R-6	1,261,706	48,437
		145,811
Fixed income funds 48%
The Bond Fund of America, Class R-6	16,037,457	182,506
American Funds Strategic Bond Fund, Class R-6	13,159,391	121,461
American Funds Multi-Sector Income Fund, Class R-6	10,317,708	97,090
U.S. Government Securities Fund, Class R-6	5,063,798	60,867
Intermediate Bond Fund of America, Class R-6	4,838,020	60,620
American Funds Inflation Linked Bond Fund, Class R-6	6,453,237	60,596
		583,140
Total investment securities 100% (cost: $1,136,230,000)		1,215,902
Other assets less liabilities 0%		(277)
Net assets 100%		$1,215,625
American Funds Retirement Income Portfolio Series — Page 1 of 7

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$80,277	$2,979	$13,477	$1,221	$14,465	$85,465	$1,601	$1,372
Equity-income funds 33%
Capital Income Builder, Class R-6	160,875	52,076	24,168	1,567	28,768	219,118	5,347	188
The Income Fund of America, Class R-6	217,910	7,699	76,036	(2,240)	35,035	182,368	6,808	—
						401,486
Balanced funds 12%
American Balanced Fund, Class R-6	91,738	4,132	16,756	2,215	16,045	97,374	2,240	—
American Funds Global Balanced Fund, Class R-6	46,098	1,205	6,744	573	7,305	48,437	756	—
						145,811
Fixed income funds 48%
The Bond Fund of America, Class R-6	172,768	10,736	12,252	(792)	12,046	182,506	6,125	—
American Funds Strategic Bond Fund, Class R-6	114,578	6,552	7,922	(546)	8,799	121,461	1,614	—
American Funds Multi-Sector Income Fund, Class R-6	57,817	38,567	5,416	11	6,111	97,090	3,553	—
U.S. Government Securities Fund, Class R-6	80,807	3,747	27,236	(4,994)	8,543	60,867	2,572	—
Intermediate Bond Fund of America, Class R-6	57,784	2,445	2,056	(10)	2,457	60,620	1,928	—
American Funds Inflation Linked Bond Fund, Class R-6	68,855	1,821	13,787	(2,871)	6,578	60,596	908	—
						583,140
Total 100%				$(5,866)	$146,152	$1,215,902	$33,452	$1,560

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 2 of 7

American Funds® Retirement Income Portfolio — Moderate
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,529,022	$101,160
American Mutual Fund, Class R-6	1,321,584	75,040
		176,200
Equity-income funds 38%
The Income Fund of America, Class R-6	11,781,237	295,827
Capital Income Builder, Class R-6	3,755,498	266,828
		562,655
Balanced funds 20%
American Balanced Fund, Class R-6	6,233,666	219,550
American Funds Global Balanced Fund, Class R-6	1,905,570	73,155
		292,705
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	14,102,289	132,703
The Bond Fund of America, Class R-6	10,386,147	118,194
U.S. Government Securities Fund, Class R-6	8,607,670	103,464
American Funds Strategic Bond Fund, Class R-6	9,617,587	88,770
		443,131
Total investment securities 100% (cost: $1,333,887,000)		1,474,691
Other assets less liabilities 0%		(327)
Net assets 100%		$1,474,364
American Funds Retirement Income Portfolio Series — Page 3 of 7

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$90,869	$4,928	$14,742	$(72)	$20,177	$101,160	$1,686	$1,549
American Mutual Fund, Class R-6	65,197	2,510	5,835	464	12,704	75,040	1,346	1,130
						176,200
Equity-income funds 38%
The Income Fund of America, Class R-6	312,373	11,612	77,337	1,821	47,358	295,827	10,186	—
Capital Income Builder, Class R-6	182,498	62,316	13,612	501	35,125	266,828	6,293	217
						562,655
Balanced funds 20%
American Balanced Fund, Class R-6	194,939	7,222	22,560	1,065	38,884	219,550	4,891	—
American Funds Global Balanced Fund, Class R-6	65,279	1,118	4,672	(158)	11,588	73,155	1,118	—
						292,705
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	117,627	8,564	4,259	(193)	10,964	132,703	6,206	—
The Bond Fund of America, Class R-6	65,501	48,501	1,654	(120)	5,966	118,194	2,948	—
U.S. Government Securities Fund, Class R-6	65,501	34,633	1,285	(167)	4,782	103,464	2,761	—
American Funds Strategic Bond Fund, Class R-6	78,116	7,114	2,143	(105)	5,788	88,770	1,211	—
American Funds Inflation Linked Bond Fund, Class R-6[2]	65,249	4,066	70,517	(6,093)	7,295	—	869	—
						443,131
Total 100%				$(3,057)	$200,631	$1,474,691	$39,515	$2,896

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 7/31/2024.
American Funds Retirement Income Portfolio Series — Page 4 of 7

American Funds® Retirement Income Portfolio — Enhanced
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	1,929,942	$84,261
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,567,287	169,852
American Mutual Fund, Class R-6	1,550,373	88,030
		257,882
Equity-income funds 38%
The Income Fund of America, Class R-6	13,857,310	347,957
Capital Income Builder, Class R-6	4,422,978	314,253
		662,210
Balanced funds 25%
American Balanced Fund, Class R-6	9,745,544	343,238
American Funds Global Balanced Fund, Class R-6	2,232,271	85,697
		428,935
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	12,876,255	121,165
The Bond Fund of America, Class R-6	7,597,553	86,460
American High-Income Trust, Class R-6	8,902,950	86,359
		293,984
Total investment securities 100% (cost: $1,486,714,000)		1,727,272
Other assets less liabilities 0%		(326)
Net assets 100%		$1,726,946
American Funds Retirement Income Portfolio Series — Page 5 of 7

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$73,033	$6,708	$15,121	$946	$18,695	$84,261	$457	$3,682
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	146,363	9,208	18,498	23	32,756	169,852	2,767	2,499
American Mutual Fund, Class R-6	73,526	3,055	3,660	79	15,030	88,030	1,542	1,280
						257,882
Equity-income funds 38%
The Income Fund of America, Class R-6	351,919	20,724	81,004	(1,347)	57,665	347,957	11,655	—
Capital Income Builder, Class R-6	205,311	76,726	8,665	(7)	40,888	314,253	7,212	246
						662,210
Balanced funds 25%
American Balanced Fund, Class R-6	293,024	10,811	21,600	198	60,805	343,238	7,445	—
American Funds Global Balanced Fund, Class R-6	73,388	1,639	2,345	(188)	13,203	85,697	1,285	—
						428,935
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	103,063	12,345	3,766	6	9,517	121,165	5,553	—
The Bond Fund of America, Class R-6	—	84,049	515	2	2,924	86,460	1,054	—
American High-Income Trust, Class R-6	73,938	7,844	2,502	15	7,064	86,359	4,128	—
American Funds Inflation Linked Bond Fund, Class R-6[2]	73,050	8,009	82,392	(7,237)	8,570	—	988	—
						293,984
Total 100%				$(7,510)	$267,117	$1,727,272	$44,086	$7,707

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 7/31/2024.
American Funds Retirement Income Portfolio Series — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
July 31, 2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-825-0924
American Funds Retirement Income Portfolio Series — Page 7 of 7